Shareholder Report, Holdings (Details) - C000033159 [Member]	Jun. 30, 2024
Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Intercontinental Exchange Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Liberty Media Corp Liberty Formula One [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Universal Music Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Research And Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cable And Satellite [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Automotive Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Multi Sector Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%